PARENT COMPANY INFORMATION - Investment in subsidiaries and associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ADL Digital Lab SAS [member]
Disclosure of parent company information
Proportion of ownership interest in associate	34.00%	34.00%
Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	68.93%	68.74%
Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	72.27%
Banco Comercial AV Villas S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	79.87%
Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	93.74%
Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	40.53%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	75.76%
Grupo Aval Limited
Disclosure of parent company information
Proportion of ownership interest in subsidiary	100.00%
Parent [member]
Disclosure of parent company information
Investments in subsidiaries	$ 18,235,388	$ 25,021,593
Investments in associates	8,440	4,014
Investments in subsidiaries and associates	$ 18,243,828	$ 25,025,607
Parent [member] | ADL Digital Lab SAS [member]
Disclosure of parent company information
Proportion of ownership interest in associate	34.00%	34.00%
Investments in associates	$ 8,440	$ 4,014
Parent [member] | Banco de Bogota S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	68.93%	68.74%
Investments in subsidiaries	$ 9,136,530	$ 15,616,990
Parent [member] | Banco de Occidente S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	72.27%	72.27%
Investments in subsidiaries	$ 3,654,757	$ 3,632,129
Parent [member] | Banco Comercial AV Villas S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	79.86%	79.86%
Investments in subsidiaries	$ 1,419,946	$ 1,479,917
Parent [member] | Banco Popular S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	93.74%	93.74%
Investments in subsidiaries	$ 3,163,966	$ 3,318,617
Parent [member] | Corporacion Financiera Colombiana S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	8.71%	8.50%
Investments in subsidiaries	$ 1,186,454	$ 1,061,518
Parent [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of parent company information
Proportion of ownership interest in subsidiary	20.00%	20.00%
Investments in subsidiaries	$ 532,212	$ 570,941
Parent [member] | Grupo Aval Limited
Disclosure of parent company information
Proportion of ownership interest in subsidiary	100.00%	100.00%
Investments in subsidiaries	$ (858,477)	$ (658,519)